Income Taxes - Table 2 (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current income tax expense:
Federal			$ 0	$ 0	$ 0
State and local			411	80	83
Foreign			1,096	1,813	1,148
Total current income tax expense			1,507	1,893	1,231
Deferred income tax expense (benefit) :
Federal			(175)
State and local			(843)
Foreign			573	(1,279)	699
Total deferred income tax expense (benefit)			(445)	(1,279)	699
Total	$ (1,039)	$ (167)	$ 1,062	$ 614	$ 1,930